Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.40285%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$688,930.46

Principal:
Principal Collections	$9,419,092.10
Prepayments in Full	$2,943,703.30
Liquidation Proceeds	$279,152.38
Recoveries	$27,636.58
Sub Total	$12,669,584.36
Collections	$13,358,514.82

Purchase Amounts:
Purchase Amounts Related to Principal	$47,759.69
Purchase Amounts Related to Interest	$271.67
Sub Total	$48,031.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,406,546.18

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,406,546.18
Servicing Fee	$155,974.55	$155,974.55	$0.00	$0.00	$13,250,571.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,250,571.63
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,250,571.63
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,250,571.63
Interest - Class A-3 Notes	$26,609.88	$26,609.88	$0.00	$0.00	$13,223,961.75
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$12,892,711.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,892,711.75
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$12,695,969.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,695,969.75
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$12,554,388.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,554,388.08
Regular Principal Payment	$11,604,129.07	$11,604,129.07	$0.00	$0.00	$950,259.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$950,259.01
Residual Released to Depositor	$0.00	$950,259.01	$0.00	$0.00	$0.00
Total		$13,406,546.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,604,129.07
Total					$11,604,129.07

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$6,059,174.77	$13.16	$26,609.88	$0.06	$6,085,784.65	$13.22
Class A-4 Notes	$5,544,954.30	$73.93	$331,250.00	$4.42	$5,876,204.30	$78.35
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$11,604,129.07	$8.82	$696,183.55	$0.53	$12,300,312.62	$9.35

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$6,059,174.77	0.0131624	$0.00	0.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$69,455,045.70	0.9260673
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$146,839,174.77	0.1115986	$135,235,045.70	0.1027794

Pool Information
Weighted Average APR	4.712%	4.754%
Weighted Average Remaining Term	23.93	23.26
Number of Receivables Outstanding	13,964	13,404
Pool Balance	$187,169,465.54	$174,302,633.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$173,154,959.32	$161,550,830.25
Pool Factor	0.1272153	0.1184700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$12,751,803.17
Targeted Overcollateralization Amount	$39,067,587.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,067,587.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$177,124.65
(Recoveries)		87	$27,636.58
Net Loss for Current Collection Period			$149,488.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9584%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5558%
Second Prior Collection Period			0.6724%
Prior Collection Period			0.9607%
Current Collection Period			0.9925%
Four Month Average (Current and Prior Three Collection Periods)			0.7953%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,769	$14,107,749.88
(Cumulative Recoveries)			$2,987,775.03
Cumulative Net Loss for All Collection Periods			$11,119,974.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7558%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,094.89
Average Net Loss for Receivables that have experienced a Realized Loss			$4,015.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.21%	173	$3,849,985.04
61-90 Days Delinquent	0.39%	29	$688,093.83
91-120 Days Delinquent	0.15%	9	$254,535.72
Over 120 Days Delinquent	0.48%	33	$832,663.79
Total Delinquent Receivables	3.23%	244	$5,625,278.38

Repossession Inventory:
Repossessed in the Current Collection Period		12	$366,584.90
Total Repossessed Inventory		23	$577,863.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5409%
Prior Collection Period			0.4583%
Current Collection Period			0.5297%
Three Month Average			0.5096%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			1.0185%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	43

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	36	$925,610.30
2 Months Extended	57	$1,235,220.20
3+ Months Extended	13	$259,170.08

Total Receivables Extended	106	$2,420,000.58
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer